Annual Fund Operating Expenses - ETF Shares - Vanguard Long-Term Treasury Index Fund - ETF Shares	Dec. 22, 2020
Operating Expenses:
Management Fees	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.05%